Prepayments and other receivables	12 Months Ended
Dec. 31, 2020
Disclosure of Prepayments and other receivables [Abstract]
Disclosure of Prepayments and other receivables [text block]

Note 22     Prepayments and other receivables

Amounts in US$ '000	2020	2019
V.A.T.	12,083	27,052
Income tax payments in advance	3,460	20,609
Other prepaid taxes	1,995	1,069
To be recovered from co-ventures (Note 34)	2,236	1,035
Prepayments and other receivables	8,549	8,282
	28,323	58,047
Classified as follows:
Current	27,263	51,016
Non-current	1,060	7,031
	28,323	58,047

Movements on the Group provision for impairment are as follows:

Amounts in US$ '000	2020	2019
At January 1	550	546
Foreign exchange (loss) income	(25)	4
Uses	(381)	—
	144	550